UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2000



                          Bedford Falls Investors, L.P.
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Name of Institutional Investment Manager

     660 Madison Avenue               New York           New York          10021
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-03479

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:


Karen Finerman                    President                       (212) 486-8100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Karen Finerman
-------------------------------
Karen Finerman
660 Madison Avenue
New York, New York 10021
11/14/00


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Number of Other Included Managers: None
                                  ---------
Form 13F Information Table Entry Total: 70
                                       ----
Form 13F Information Table Value Total: $108,450,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 09/30/00

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Abitibi Consolidated Inc.              COM     003924107      375    40000           40000                 40000
AK Steel Holding Corp                  COM     001547108     1216   129700          129700                129700
APW Ltd                                COM     G04397108      717    14700           14700                 14700
ARV Assisted Living                    COM     00204C107      116   154200          154200                154200
At Home Corp                           COM     045919107     1045    73974           73974                 73974
AT&T Corp. Canada Inc.                 CLB     00207Q202      177     5800            5800                  5800
AT&T Corp.                             COM     001957109      778    26480           26480                 26480
AT&T Corp.                             PUT     001957109     1469    50000    PUT    50000                 50000
AT&T Corp.                            CALL     001957109      698    23750   CALL    23750                 23750
AXA Financial Inc.                     COM     002451102     2038    40000           40000                 40000
B.F. Goodrich & Co                     COM     382388106     1220    31080           31080                 31080
Bestfoods                              COM     08658U101     5093    70000           70000                 70000
Bogen Communications Int'l             COM     097189104     4641   825043          825043                825043
CE Franklin Ltd.                       COM     125151100      383    54700           54700                 54700
Chris Craft Industries Inc.            COM     170520100      824    10000           10000                 10000
Columbia Energy Group                  COM     197648108     2130    30000           30000                 30000
Columbia Energy Group                 CALL     197648108     2130    30000   CALL    30000                 30000
Columbus McKinnon Corp                 COM     199333105     4681   350000          350000                350000
Critical Path Inc                      COM     22674V100      432     7154            7154                  7154
Cyberonics Inc.                        COM     23251P102     1216    56700           56700                 56700
Cyberonics Inc.                       CALL     23251P902      536    25000   CALL    25000                 25000
DaimlerChrysler AG                     COM     D1668R123     2789    62823           62823                 62823
Dominion Resources                     COM     25746U107     2323    40000           40000                 40000
Earthgrains                            COM     270319106     1844   100000          100000                100000
Edwards Lifesciences Corp              COM     28176E108     1091    50000           50000                 50000
Flowserve Corp                         COM     34354P105     2055   125000          125000                125000
Forest Oil Corporation                 COM     346091606     1314    81200           81200                 81200
Fort James Corp                       CALL     347471904     1528    50000   CALL    50000                 50000
Gap Inc.                              CALL     364760908     2516   125000   CALL   125000                125000
General Dynamics Corp                  COM     369550108     2513    40000           40000                 40000
Georgia Pacific                       CALL     373298908      881    37500   CALL    37500                 37500
Global Crossing Ltd                    COM     G3921A100     4442   143300          143300                143300
Gold Banc Corp                         COM     379907108      604   118700          118700                118700
GST Global Telecom Inc                 COM     37934X100      509    98800           98800                 98800
Harmonic Inc                           COM     413160102      328    13676           13676                 13676
Hercules Inc.                         CALL     427056906     1374    97300   CALL    97300                 97300
Hertz Corp                             CLA     428040109     1191    37500           37500                 37500
Hertz Corp                            CALL     428040909      397    12500   CALL    12500                 12500
Honeywell International Inc.           COM     438516106     2316    65000           65000                 65000
Imperial Parking                       COM     453077109      332    19800           19800                 19800
Ivillage Inc.                          COM     46588H105      349    90000           90000                 90000
Johnson  &  Johnson                    COM     478160104     4805    51120           51120                 51120
Kellstrom Industries                   COM     488035106      752   145000          145000                145000
Lucent Technologies Inc.               COM     549463107     1132    37125           37125                 37125
Maxcor Financial Group Inc.            COM     31769Q108       30    15000           15000                 15000
MCI Worldcom                           COM     55268B106     3951   130081          130081                130081
Nabisco Group Holding                  COM     62952P102     1228    43100           43100                 43100
Nabisco Group Holding                 CALL     62952P902     2138    75000   CALL    75000                 75000
Nabisco Holdings Corp                  CLA     629526104     1209    22500           22500                 22500
NTL Inc                                COM     629407107      136     2944            2944                  2944
Ogden Corp.                            COM     676346109      814    60000           60000                 60000
Pentair Inc.                           COM     709631105      535    20000           20000                 20000
Pfizer Inc                            CALL     717081903     8033   178750   CALL   178750                178750
Philip Morris                         CALL     718154907      506    17200   CALL    17200                 17200
Qwest Communications                  CALL     749121909     3340    69488   CALL    69488                 69488
RH Donnelley Corp                      COM     74955W307     2113   100000          100000                100000
Rio Algom Ltd.                         COM     766889109     4284   225000          225000                225000
Roslyn Bancorp Inc                     COM     778162107     1427    63755           63755                 63755
Spherion Corp                          COM     848420105     1791   150000          150000                150000
St. John Knits Int'l Inc.              COM     79025Q107      477    21700           21700                 21700
Sunoco Inc.                            COM     86764P109      539    20000           20000                 20000
Teligent Inc.                          CLA     87959Y103      293    22500           22500                 22500
Ultramar Diamond Shamrock Co           COM     904000106      259    10200           10200                 10200
Verizon Communications                CALL     92343V904     3308    68300   CALL    68300                 68300
Verizon Communications                 COM     92343V104      242     5000            5000                  5000
Vodafone Airtouch PLC                  ADR     92857T107      862    23300           23300                 23300
VoiceStream Wireless Corp              COM     928615103      221     1900            1900                  1900
Westell Technologies Inc               CLA     957541105      914    70290           70290                 70290
Westminster Capital                    COM     960631109       54    25500           25500                 25500
Wyndham International Inc.             COM     983101106      453   250000          250000                250000


